NON-CONTROLLING INTERESTS - Summarized Statements of Financial Position (Details) $ in Millions, Rp in Billions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)
Noncontrolling Interests
Current assets	$ 3,312	Rp 46,529	Rp 40,917
Non-current assets	14,188	199,344	194,140
Current liabilities	(4,875)	(68,500)	(61,349)
Non-current liabilities	(4,047)	(56,859)	(56,484)
TOTAL EQUITY	8,578	120,514	117,224	Rp 117,006	Rp 111,831
Equity holders of parent company	7,287	102,374	99,796
Non-controlling interest	$ 1,291	18,140	17,428
Telkomsel
Noncontrolling Interests
Current assets		19,488	18,621
Non-current assets		82,699	86,000
Current liabilities		(28,289)	(25,137)
Non-current liabilities		(23,292)	(31,017)
TOTAL EQUITY		50,606	48,467
Equity holders of parent company		32,896	31,505
Non-controlling interest		Rp 17,710	Rp 16,962